Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail)
¥ in Millions
	Sep. 30, 2025 JPY (¥)	Mar. 31, 2025 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 85,724	¥ 97,694
Investment in Operating Leases	2,086,405	1,967,178
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	168
Real estate collateral-dependent loans (net of allowance for credit losses)	3,490	5,881
Investment in Operating Leases	234
Certain equity method investments	1,109	20,619
Total	42,466	49,798
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	121
Real estate collateral-dependent loans (net of allowance for credit losses)	3,490	5,881
Investment in Operating Leases	234
Certain equity method investments	1,109	20,619
Total	4,954	34,605
Fair Value, Measurements, Nonrecurring | Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	1,142	1,064
Fair Value, Measurements, Nonrecurring | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	121
Investment in operating leases, property under facility operations and office facilities		¥ 3,314
Fair Value, Measurements, Nonrecurring | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations and office facilities		0.061
Fair Value, Measurements, Nonrecurring | Level 3 | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	2,348	¥ 4,817
Investment in operating leases, property under facility operations and office facilities		4,791
Investment in Operating Leases	234
Certain equity method investments	¥ 1,109	¥ 20,619
Fair Value, Measurements, Nonrecurring | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.047	0.044
Fair Value, Measurements, Nonrecurring | Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale	0.05
Fair Value, Measurements, Nonrecurring | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.055	0.052
Fair Value, Measurements, Nonrecurring | Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale	0.08
Fair Value, Measurements, Nonrecurring | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.049	0.047
Fair Value, Measurements, Nonrecurring | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale	0.065
Significant unobservable inputs, Investment in operating leases, property under facility operations and office facilities		0.061